Equity-Accounted Investments - Pan Union Joint Venture - Additional Information (Details) $ in Millions		1 Months Ended
	Jan. 08, 2019	Jun. 30, 2014 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value			$ 11.0	$ 11.4
Pan Union Joint Venture | Shipbuilding supervision and crew training services | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel		4
Value of service obligation		$ 36.9	0.0	8.2
Reimbursement from Shell			$ 0.2
Long-term receivable and accrued revenue included in accounts receivable and other assets		20.3		$ 3.5
Pan Union Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage			30.00%
Pan Union Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage			20.00%
Pan Union Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | Fair Value Asset (Liability)
Schedule of Equity Method Investments [Line Items]
Value of service obligation		33.3
Long-term receivable and accrued revenue included in accounts receivable and other assets		$ 16.5
Subsequent Event | Pan Union Joint Venture | Pan Africa
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
Term of charter contract (in years)	20 years
Subsequent Event | Pan Union Joint Venture | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
Term of charter contract (in years)	20 years